Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Cayman and BVI	$ (6,814,422)	$ (2,744,479)	$ (1,352,589)
PRC	(7,574,108)	(4,655,486)	(9,685,531)
Loss before provision for income taxes	$ (14,388,530)	$ (7,399,965)	$ (11,038,120)